Subsidiaries - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current asset	$ 60,878,427	$ 93,780,813
Non-current assets	307,164	737,409
Current liabilities	(23,164,238)	(6,357,171)
Non-current liabilities	29,656,133	30,857,308
Equity	8,365,220	57,303,743	$ (10,152,284)	$ (603,274)
Equity attributable to:
Stockholders of the Company	8,365,220	57,303,743
Total equity	8,365,220	57,303,743	(10,152,284)	$ (603,274)
Revenue	0	0
Loss for the year	(47,882,487)	(33,846,452)	(16,483,297)
Other comprehensive loss for the year			(123,864)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(51,382,417)	(31,590,582)	(17,095,153)
Loss attributable to:
Stockholders of the Company	(51,382,417)	(31,321,618)	(16,197,889)
Non-controlling interests		(268,964)	(773,400)
LOSS FROM OPERATIONS	(47,882,487)	(33,846,452)	(16,483,297)
Total comprehensive loss attributable to:
Stockholders of the Company	(51,382,417)	(31,321,618)	(16,321,753)
Non-controlling interests		(268,964)	(773,400)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(51,382,417)	(31,590,582)	(17,095,153)
Operating activities	(38,405,247)	(33,995,550)	(15,052,990)
Investing activities	414,699	(28,155)	927
Financing activities	4,724,658	109,867,301	7,173,403
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(33,265,890)	75,843,596	(7,878,660)
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current asset	54,906	1,384,013
Current liabilities	(30,371)	(113,674)
Equity	24,535	1,270,339
Equity attributable to:
Non-controlling interests			300,681
Total equity	24,535	1,270,339
Loss for the year		(1,897,844)	(1,718,666)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	1,245,805	(1,897,844)	(1,718,666)
Loss attributable to:
Stockholders of the Company		(1,628,880)	(945,266)
Non-controlling interests		(268,964)	(773,400)
LOSS FROM OPERATIONS		(1,897,844)	(1,718,666)
Total comprehensive loss attributable to:
Stockholders of the Company		(1,628,880)	(945,266)
Non-controlling interests		(268,964)	(773,400)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	1,245,805	(1,897,844)	(1,718,666)
Operating activities	$ 1,329,107	(1,923,547)	(1,655,443)
Financing activities		2,500,000
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS		$ 576,453	$ (1,655,443)